Income Tax - Summary of Deferred Tax Assets and Deferred Tax Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets	€ 69,210	€ 55,877
Deferred tax liabilities	(20,952)	(19,105)
Deferred tax (liability) asset	48,258	36,772	€ 33,929
Other Intangibles Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability) asset	(4,179)	(3,167)
Tangible Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability) asset	19,746	12,178
Work in Progress
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability) asset	(12,329)	(5,156)
Revaluations of Investment Properties to Fair Value
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability) asset	6,807	8,009
Expected Credit Losses of Debt Financial Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability) asset	1,217	1,429
Derivatives
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability) asset	(1,640)	403
Leases
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability) asset	331	251
Long Term Incentives
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability) asset	51	816
Cash Settled Awards
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability) asset		325
Provisions
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability) asset	6,631	2,351
Accruals and Other Provisions
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability) asset	164	62
Tax Losses Carry Forward
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability) asset	26,941	14,888
Dividends
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability) asset	(2,260)	(1,300)
Start up costs IPO SG spa
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability) asset	4,026	5,369
Share-based Compensation Plans
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability) asset	325
Other Effects
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability) asset	€ 2,427	€ 314